INCOME TAXES - Income before Provision (Benefit) for Taxes (Details) $ in Millions	6 Months Ended
Dec. 31, 2022 USD ($)
Income Tax Disclosure [Abstract]
Canadian	$ 19
Foreign	0
Income before provision (benefit) for taxes	$ 19